Intangible assets (Tables)	11 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets

	Utrophin program acquired £000	Discuva Platform acquired £000	Option over non-financial assets £000	Other patents and licenses £000	Total £000
Cost
At February 1, 2019	3,321	10,670	668	222	14,881
Additions	—	—	—	106	106
At December 31, 2019	3,321	10,670	668	328	14,987
Accumulated amortization
At February 1, 2019	(3,321)	(818)	(49)	(89)	(4,277)
Charge for the period	—	(677)	(45)	(38)	(760)
At December 31, 2019	(3,321)	(1,495)	(94)	(127)	(5,037)
Net book amount
At February 1, 2019	—	9,852	619	133	10,604
At December 31, 2019	—	9,175	574	201	9,950

	Utrophin program acquired £000	Discuva Platform acquired £000	Option over non-financial assets £000	Other patents and licenses £000	Total £000
Cost
At February 1, 2018	3,321	10,670	668	265	14,924
Additions	—	—	—	6	6
Disposals	—	—	—	(49)	(49)
At January 31, 2019	3,321	10,670	668	222	14,881
Accumulated amortization
At February 1, 2018	—	(79)	(4)	(56)	(139)
Charge for the year	—	(739)	(45)	(45)	(829)
Impairment	(3,321)	—	—	—	(3,321)
Disposals	—	—	—	12	12
At January 31, 2019	(3,321)	(818)	(49)	(89)	(4,277)
Net book amount
At February 1, 2018	3,321	10,591	664	209	14,785
At January 31, 2019	—	9,852	619	133	10,604